Note 1 - Business and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.     BUSINESS AND BASIS OF PRESENTATION

 Basis of Presentation:     Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single- and double-stranded DNA extracted from pig intestines.  Our development of defibrotide has been focused on the treatment and prevention of a disease called hepatic veno occlusive, or VOD, a condition that occurs when veins in the liver are blocked as a result of certain cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation.  Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide for the treatment and prevention of VOD has been given “orphan” status by the U.S. Food and Drug Administration, or FDA, and the European Medicines Agency, or EMA, which means that we will have limited market exclusivity upon regulatory approval, if any. Defibrotide for the treatment and prevention of VOD has also been granted “orphan” status by the Korean Food and Drug Administration, or KFDA. In addition, defibrotide has also been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation. To the best of our knowledge, there are no FDA and EMA approved treatments for this life-threatening disease.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD. We also have an ongoing study for the treatment of hepatic VOD through our Investigational New Drug, or IND, protocol.  While we have not yet obtained regulatory approval to market defibrotide, we are permitted to distribute defibrotide on a pre-approval basis throughout the U.S. pursuant to our IND protocol, which we refer to as our cost recovery program, and throughout the rest of the world on a named patient basis, which we refer to as our named-patient program. We expect to collect additional usage tolerability and safety data from patients of our cost recovery and named-patient programs to support our regulatory filings.

We operate in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval of, and are subject to ongoing oversight by, the FDA, in the United States, the EMA, in the EU, and comparable agencies in other countries. Obtaining approval for a new therapeutic product is never certain, may take many years and may involve the expenditure of substantial resources.

On May 10, 2011, we announced the filing of our Marketing Authorization Application, or MAA, under a centralized procedure with the EMA for defibrotide for the treatment and prevention of VOD in adults and children.  On March 21, 2013, the EMA’s Committee for Medicinal Products for Human Use, or CHMP, expressed a negative opinion for the approval of our MAA.  On June 4, 2013, we requested a re-examination of the negative opinion given by the EMA’s CHMP regarding the MAA for defibrotide. On July 26, 2013, the EMA’s CHMP adopted a positive opinion for defibrotide, recommending a marketing authorization for defibrotide, under exceptional circumstances, for the treatment of severe hepatic veno-occlusive disease in patients undergoing hematopoietic stem cell transplantation therapy. The European Commission, or EC, will review the positive recommendation from the CHMP, and make a final decision on granting the marketing authorization. Gentium expects a final decision within three months, in accordance with the current European regulatory legislation. If approved, defibrotide will be commercialized under the brand name DEFITELIO®.

On July 6, 2011, we announced the filing of our new drug application, or NDA, with the FDA for defibrotide for the treatment of hepatic VOD in adults and children undergoing hematopoietic stem-cell transplantation.  On August 17, 2011, we announced our voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets.  We have been working with contract research organizations or CROs, and consultants to address the issues raised by the FDA and plan to resubmit our NDA in 2013.

We have entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A.) to commercialize defibrotide for the treatment and prevention of VOD in North America, Central America and South America (collectively, the “Americas”) upon FDA approval, if any.  Pursuant to the terms of this license agreement, between 2001 and 2010 we received US$ 11.35 million in milestone payments.  We are entitled to an additional payment of US$ 6.0 million following regulatory approval from the FDA to market defibrotide in the U.S., and a further US$ 2.0 million payment following the transfer of the approved NDA to Sigma-Tau.  In addition, in connection with such agreement, Sigma-Tau has agreed to reimburse us with certain costs associated with the development of defibrotide. We continue to work with Sigma-Tau on our U.S. regulatory strategy.

On July 3, 2013, we entered into an agreement with EG S.p.A., a subsidiary of the Stada Group, whereby we agreed to (i) sell the Italian marketing authorization for Genkinase and (ii) supply EG S.p.A. and Crinos S.p.A., another subsidiary of the Stada Group, urokinase (the active pharmaceutical ingredient of Genkinase) for a period of five year.  In connection with this agreement, Crinos has agreed to waive its right to royalty payments equal to 1.5% of the net sales of defibrotide in Europe for seven years following our receipt of a marketing authorization for defibrotide from the European Medicines Agency, the rights of which Crinos S.p.A. had previously acquired pursuant to an agreement with us in 2006.

In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as headquarters for our commercial operations and on January 2, 2012, we appointed Gentium GmbH as our exclusive distributor worldwide, except in the Americas.  We have entered into license and/or supply and distribution agreements with specialized regional partners to distribute defibrotide, including on a named-patient basis, in the following territories: the Asian Pacific, the Middle East and North Africa, Europe, the Nordics and Baltics, Turkey, Israel and the Palestinian Authority.  Certain of these regional partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any. We plan to distribute defibrotide in major European countries upon regulatory approval, if any, on our own.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase, sodium heparin and sulglicotide. These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form, defibrotide, at Patheon’s manufacturing facility.  We believe that we are the sole worldwide producer of defibrotide. Our operating assets are located in Italy. The accompanying unaudited consolidated financial statements as of June 30, 2013 and for the three and six months ended June 30, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. These consolidated financial statements are denominated in the currency of the European Union (the Euro or €). Unless otherwise indicated, all amounts are reported in thousands of Euro, except share and per share data.

Certain reclassifications have been made to the previously issued consolidated statements of operations for the three- and six-month periods ended June 30, 2012 for comparability purposes. These reclassifications had no effect on the reported net income, stockholders' equity, and operating cash flow previously reported.